OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2018
OTHER RECEIVABLES [Abstract]
Schedule of Other Receivables

(in thousands of $)	2018	2017
Claims receivable	9,690	5,857
Agent receivables	3,733	3,518
Other receivables	3,645	7,919
	17,068	17,294